Eaton Vance
Greater China Growth Fund
November 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 96.2%
Security	Shares	Value
China — 57.8%
Auto Components — 0.4%
Zhejiang Shuanghuan Driveline Co., Ltd., Class A	55,800	$ 214,239
		$ 214,239
Automobiles — 0.9%
BYD Co., Ltd., Class H	21,000	$ 534,655
		$ 534,655
Banks — 2.7%
China Merchants Bank Co., Ltd., Class H	307,500	$ 1,561,808
		$ 1,561,808
Beverages — 3.3%
Kweichow Moutai Co., Ltd., Class A	4,400	$ 991,575
Nongfu Spring Co., Ltd., Class H(1)	156,800	915,162
		$ 1,906,737
Electrical Equipment — 1.5%
NARI Technology Co., Ltd., Class A	239,184	$ 896,181
		$ 896,181
Food Products — 1.8%
Anjoy Foods Group Co., Ltd., Class A	47,600	$ 1,056,845
		$ 1,056,845
Health Care Equipment & Supplies — 1.9%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	24,400	$ 1,120,118
		$ 1,120,118
Household Durables — 2.1%
Gree Electric Appliances, Inc., Class A	273,446	$ 1,242,604
		$ 1,242,604
Interactive Media & Services — 11.1%
Tencent Holdings, Ltd.	172,000	$ 6,504,403
		$ 6,504,403
Internet & Direct Marketing Retail — 10.5%
Meituan, Class B(1)(2)	137,000	$ 2,953,316
Security	Shares	Value
Internet & Direct Marketing Retail (continued)
Pinduoduo, Inc. ADR(2)	38,758	$ 3,179,706
		$ 6,133,022
Life Sciences Tools & Services — 3.0%
WuXi Biologics Cayman, Inc.(1)(2)	267,000	$ 1,749,846
		$ 1,749,846
Machinery — 0.4%
Luoyang Xinqianglian Slewing Bearing Co., Ltd., Class A	23,200	$ 214,111
		$ 214,111
Personal Products — 0.7%
Proya Cosmetics Co., Ltd., Class A	9,300	$ 221,681
Yunnan Botanee Bio-Technology Group Co., Ltd., Class A	11,500	206,022
		$ 427,703
Real Estate Management & Development — 7.7%
KE Holdings, Inc. ADR(2)	93,896	$ 1,588,720
Onewo, Inc., Class H(2)	519,700	2,894,264
		$ 4,482,984
Semiconductors & Semiconductor Equipment — 1.5%
LONGi Green Energy Technology Co., Ltd., Class A	136,920	$ 888,198
		$ 888,198
Specialty Retail — 2.2%
China Tourism Group Duty Free Corp., Ltd.(1)(2)	51,800	$ 1,316,213
		$ 1,316,213
Textiles, Apparel & Luxury Goods — 6.1%
ANTA Sports Products, Ltd.	134,800	$ 1,602,130
Li Ning Co., Ltd.	140,000	1,125,109
Shenzhou International Group Holdings, Ltd.	92,100	831,489
		$ 3,558,728
Total China (identified cost $33,177,590)		$33,808,395
Hong Kong — 24.6%
Beverages — 2.2%
China Resources Beer Holdings Co., Ltd.	186,000	$ 1,288,842
		$ 1,288,842

Eaton Vance
Greater China Growth Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Food Products — 3.1%
China Mengniu Dairy Co., Ltd.	400,000	$ 1,799,070
		$ 1,799,070
Hotels, Restaurants & Leisure — 3.3%
Galaxy Entertainment Group, Ltd.	196,000	$ 1,191,574
Sands China, Ltd.(2)	266,400	728,327
		$ 1,919,901
Insurance — 15.9%
AIA Group, Ltd.	917,200	$ 9,313,803
		$ 9,313,803
Machinery — 0.1%
Morimatsu International Holdings Co., Ltd.(2)	79,000	$ 81,644
		$ 81,644
Total Hong Kong (identified cost $6,604,522)		$14,403,260
Taiwan — 13.8%
Semiconductors & Semiconductor Equipment — 13.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	500,839	$ 8,043,399
Total Taiwan (identified cost $2,809,004)		$ 8,043,399
Total Common Stocks (identified cost $42,591,116)		$56,255,054

Equity-Linked Securities — 0.5%(3)
Security	Shares	Value
China — 0.5%
Leader Harmonious Drive Systems Co., Ltd., 11/06/23	23,542	$ 326,255
Total Equity-Linked Securities (identified cost $372,239)		$ 326,255

Short-Term Investments — 2.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.62%(4)	1,499,255	$ 1,499,255
Total Short-Term Investments (identified cost $1,499,255)		$ 1,499,255
Total Investments — 99.3% (identified cost $44,462,610)		$58,080,564
Other Assets, Less Liabilities — 0.7%		$ 393,114
Net Assets — 100.0%		$58,473,678
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2022, the aggregate value of these securities is $6,934,537 or 11.9% of the Fund's net assets.
(2)	Non-income producing security.
(3)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (UBS AG) in addition to the market risk of the underlying security.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of November 30, 2022.
Abbreviations:
ADR	– American Depositary Receipt

Eaton Vance
Greater China Growth Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at November 30, 2022.
Affiliated Investments
At November 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) was $1,499,255, which represents 2.6% of the Fund's net assets. Transactions in funds that may be deemed to be affiliated by the Fund for the fiscal year to date ended November 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$2,624,187	$4,317,920	$(5,442,852)	$ —	$ —	$1,499,255	$7,429	1,499,255
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ —	$ 6,504,403	$ —	$ 6,504,403
Consumer Discretionary	3,179,706	11,739,656	—	14,919,362
Consumer Staples	—	6,479,197	—	6,479,197
Financials	—	10,875,611	—	10,875,611
Health Care	—	2,869,964	—	2,869,964
Industrials	—	1,191,936	—	1,191,936
Information Technology	—	8,931,597	—	8,931,597
Real Estate	4,482,984	—	—	4,482,984
Total Common Stocks	$7,662,690	$48,592,364*	$ —	$56,255,054
Equity-Linked Securities	$ —	$ 326,255	$ —	$ 326,255
Short-Term Investments	1,499,255	—	—	1,499,255
Total Investments	$9,161,945	$48,918,619	$ —	$58,080,564
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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